ACCOUNT RECEIVABLES, NET	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Account Receivables Net
ACCOUNT RECEIVABLES, NET

3. ACCOUNT RECEIVABLES, NET

	As of March 31, 2025	As of December 31, 2024
Account receivables, gross	$1,023,996	$1,154,703
Allowance for expected credit loss	(76,477)	(55,076)
Reversal of expected credit loss	-	84,503
Account receivables, net	$947,519	$1,184,130

4. ACCOUNT RECEIVABLES, NET

	As of December 31, 2024	As of December 31, 2023
Account receivables, gross	$1,154,703	$1,059,766
Allowance for expected credit loss	(55,076)	(55,076)
Reversal of expected credit loss	84,503	-
Account receivables, net	$1,184,130	$1,004,690